Related-party transactions and party in interest (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 5,400,433,000	$ 5,104,529,000
Participant Loans Receivable	$ 47,880,000	$ 46,600,000
Minimum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant loan interest rate	4.25%	4.25%
Maximum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant loan interest rate	9.50%	9.50%
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	2,221,345	2,346,144
Investments, at fair value	$ 448,000,000	$ 441,000,000
Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 3,600,000,000	$ 2,900,000,000